Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2016	Jun. 30, 2014	Jun. 30, 2012	Jun. 30, 2008	Jun. 30, 2004
C000237259 [Member]
Account Value [Line Items]
Account Value	$ 100,645		$ 51,136		$ 33,198		$ 20,111	$ 16,213	$ 14,893
C000238839 [Member]
Account Value [Line Items]
Account Value	31,777	$ 26,176	14,418	$ 22,711	15,620	$ 16,440
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	52,869	36,097	29,070	25,039	18,408	16,797
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	93,902		50,090		31,294		$ 18,641	$ 16,020	$ 13,239
Russell 2000 Value Index [Member]
Account Value [Line Items]
Account Value	$ 28,607	$ 24,334	$ 16,774	$ 21,679	$ 15,352	$ 15,637